Defined Asset Funds(R)

SELECT SERIES
1999
C

Capital Appreciation
Quantitative Research

IRA Ideal!

Standard & Poor's
Intrinsic Value
Portfolio

A Value Approach to
Selecting Growth Stocks

[ML LOGO] Merrill Lynch

At one time, it was thought that intrinsic value was the same as "book" or liquidation value. Intrinsic value, however, goes beyond these traditional measurements -- seeking instead to assess a stock's earnings value. This evaluation is concerned with a company's business worth and its earnings potential. Now, Defined Asset Funds(R) offers you an opportunity to invest in stocks with potentially high relative intrinsic values, with our...

Standard & Poor's* Intrinsic Value Portfolio

The Portfolio

The Standard & Poor's Intrinsic Value Portfolio seeks capital appreciation by investing in stocks believed to have the potential for growth, based on a combination of fundamental and valuation measurements. After about a year, we intend to reapply the screening process to select a new Portfolio. At that time, you may roll your proceeds into the new Portfolio, if available, or redeem your investment. Although this Portfolio is a one-year investment, we recommend you stay with the Strategy for at least three to five years for potentially more consistent results.

--------
     * "Standard & Poor's" is a trademark of The McGraw-Hill Companies, Inc. and have been licensed for use by Defined Asset Funds. The Portfolio is not sponsored, managed, sold or promoted by Standard & Poor's.

Determining Intrinsic Value

As our Portfolio Consultant, Standard & Poor's uses this approach (illustrated at right) to determine whether a stock's current market price justifies its purchase. The goal is to identify stocks with intrinsic values higher than their current market prices. Toward this end, Standard & Poor's developed a proprietary analytical process that uses a combination of fundamental and valuation measurements to identify stocks believed to have growth potential. The process uses a quantitative analysis and a series of screens to select the Portfolio stocks.

Free Cash Flow greater than $20 million
Compustat Database 10,158 Stocks

Net Margins of 15% or more
1,491 Stocks

Return on Equity of 15% or more
229 Stocks

Market Acceptance
88 Stocks

Eliminate Overpriced Stocks
50 Stocks

Defined Asset Funds Liquidity Screen
 27 Stocks
Intrinsic Value Portfolio

The Screening Process

Companies with High Free Cash Flow

Free Cash Flow of more than $20 million for the last year. This measure is calculated by adding a company's net income, depreciation and amortization, and then subtracting its capital expenditures. This is intended to identify companies with high positive cash flows.

Profitability

Net Profit Margins of 15 % or more for the last year. This represents net income, divided by sales. It measures a company's franchise value.

Return on Equity of more than 15 % for the last three fiscal years and the last four quarters. Return on equity is net income as a percentage of common equity. This is intended to measure how efficiently the company is using its capital.

Market Acceptance

Good Value of reinvested earnings. To pass this screen, growth in market capitalization must exceed growth in retained earnings of the company over the last five years. This screen selects companies that have been able to add more than a dollar of market value for every additional dollar of earnings retained. This measures market acceptance and momentum.

Eliminate Overpriced Stocks

Stock trades below Intrinsic Value. Only stocks whose current price is lower than the present value of their estimated free cash flow, as calculated by Standard & Poor's, will be included.

Liquidity

Defined Asset Funds reviews the remaining stocks for market capitalization, liquidity and other factors. Only the stocks that pass all of the screens are included in the Standard & Poor's Intrinsic Value Portfolio.

A DEFINED PORTFOLIO

                                                                   % of
Company                                           Symbol         Portfolio

Technology: Semiconductors/Software                                 18%

Altera Corporation                                 ALTR

Designs, manufactures and markets programmable logic devices and associated development tools.

Cognos, Inc.+                                      COGN

Supplies business intelligence software and develops software tools for application development.

Compuware Corporation CPWR Provides software products and professional services to information technology businesses using mainframe and client/server systems.

Gentex Corporation                              GNTX

Designs, makes and markets electro-optic technology products worldwide.

Intel Corporation                               INTC

Designs, manufactures and sells computer components and related products.
Medical-Drugs/Health Care                                                15%

Abbott Laboratories                             ABT

Discovers, develops, manufactures and sells a broad line of health-care products and services.

Biovail Corporation Internationals+ BVF Formulates, clinically tests, registers and manufactures drug products using advanced drug delivery technologies.

Lincare Holdings, Inc.                          LNCR

Supplies oxygen and other vital respiratory therapy services to in-home patients.

Techne Corporation                              TECH

Manufactures and distributes biological products through Research and Diagnostic Systems, Inc.

Investment Management/Technology                                        15%

Franklin Resources, Inc.                        BEN

Offers investment management, marketing, distribution and other services to investment companies and individuals.

Investment Technology Group, Inc.               ITG

Provides technology-based equity trading services and transaction research to institutional investors and brokers.

The John Nuveen Company JNC Provides investment advisory services, specializing in mutual funds, exchange-traded funds and unit trusts, as well as investment banking and asset management services.

T. Rowe Price Associates, Inc.                  TROW

An investment advisor to T. Rowe Price Mutual Funds, other sponsored investment products and private accounts.

Loans/Mortgage                                                           11%

AmeriCredit Corporation                                      ACF

Specializes in purchasing, securitizing and servicing automobile loans using strategic alliances with select auto groups and banks.

MGIC Investment Corporation                                  MTG

Provides private mortgage insurance to lending institutions in the U.S., as well as related underwriting and contract services.

SLIM Holding Corporation                                     SLIM

Commonly known as Sallie Mae, provides financing and services to the U.S. higher education credit market.

Building Products                                                        7%

Centex Construction Products, Inc.                            CXP

Produces and sells cement, aggregates, ready-mix concrete and gypsum wallboard for construction purposes in the U.S.

Southdown, Inc.                                               SDW

Manufactures cement and ready-mix concrete; mines, processes and sells construction aggregates and specialty mineral products.

                                                                   % of
Company                                               Symbol    Portfolio

Commercial Services                                                  7%

Pre-Paid Legal Services, Inc.                           PPD

Develops, underwrites and markets legal service plans. The company's plans provide for or reimburse will preparation, traffic violation defense and other legal services across the U.S.

Viad Corporation                                         VVI

Markets payment services, convention and event services and airline catering to retail and financial locations throughout the U.S.

Insurance                                                            7%

Brown & Brown, Inc.                                      BRO

Markets and sells property and casualty insurance products and services.

Mutual Risk Management Limited+                          MM

Provides risk-management services for clients who need an alternative to commercial insurance.

Instruments-Scientific                                               4%

Dionex Corporation                                       DNEX

Develops, manufactures, markets and sells chromatography systems for chemical analysis.

Machinery                                                            4%

Dover Corporation                                        DOV

Makes a variety of specialized industrial products and manufacturing equipment.

Metal Processors                                                     4%

Kaydon Corporation                                        KDN

Designs, manufactures and sells custom-engineered products including filters, shaft seals, bearing systems and components.

Multimedia                                                           4%

Gannett Company, Inc.                                     GCI

Publishes various daily newspapers, including USA Today, and magazines. Also operates television stations and cable systems throughout the U.S.

Telecommunications                                                   4%

Plantronics, Inc.                                         PLT

Manufactures, markets and provides communication headset products to telephone companies and businesses worldwide.

---------
     + This is a foreign corporation. The current annual dividends, if any may be subject to withholding tax.


Past Performance of Prior Standard & Poor's Intrinsic Value Portfolios

Past performance is no guarantee of future results.

       Series From Inception
          Through 9/30/9
   (including annual rollovers)            Most Recently Completed Portfolio
Inception      Series      Return           Period          Series      Return

11/21/96         C         11.03%      12/3/97-1/15/99        C         13.15%
4/2/97           A         17.97       4/13/98-5/21/99        A         16.95
8/6/97           B          3.16       8/10/98-9/10/99        B         27.02

The chart above shows average annual total returns which represent price changes plus dividends reinvested, divided by the initial public offering price, and reflect maximum sales charges and expenses. Returns for Series From Inception differ from Most Recently Completed Portfolio because the former figures reflect a reduced sales charge on annual rollovers and different performance periods.

Defined Asset Fund(R)

Buy With Knowledge o Hold With Confidence

EQUITY INVESTOR FUNDS

Other Select Series
Select Ten Portfolio (DJIA)
United Kingdom Portfolio (Financial Times Index)

Institutional Holdings Portfolio
Multinational Portfolio
Select Growth Portfolio
Select Large-Cap Growth Portfolio
Select S&P Industrial Portfolio
Select Standard & Poor's Industry Turnaround Portfolio

Concept Series
Baby Boom Economy Portfolios[SM]
Energy Portfolio
Financial Services Portfolio
Health Care Trust
Internet Portfolio
Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio

Index Series
S&P 500 Trust
S&P MidCap Trust

FIXED-INCOME FUNDS

Corporate Funds
Government Funds
Municipal Funds

Defined Asset Funds--
Our Philosophy

At Defined Asset Funds, we are ever mindful that behind every investment dollar lies something infinitely more important -- your investment goal. This is why we offer a full range of defined investments designed to meet a variety of objectives.

We are committed to providing our investors with some of today's most attractive equity and fixed-income investments, within the convenient "buy and hold" structure of a unit investment trust. For income, for growth or for total return, we believe that time in the market can be an effective strategy for growing your portfolio.

At Defined Asset Funds, we set the foundation for all of our portfolios in this way, because we too have an important goal in mind -- yours.

Select Today!

You can get started with the Standard & Poor's Intrinsic Value Portfolio for about $250. Call your financial professional for a free prospectus containing more complete information, including sales charges, expenses and risks. Please read it carefully before you invest or send money.

Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors who can assume the risks associated with equity investments having above-average price volatility. It may not be appropriate for investors seeking capital preservation or current income.

o There can be no assurance that the Portfolio will meet its objective, that stock prices will not decrease or that the Portfolio will outperform general market indices, especially during periods of sharply rising stock prices.

o The value of your investment will fluctuate with the prices of the underlying stocks. Stock prices can be volatile.

A Tax-Efficient Structure

When seeking capital appreciation, managing tax liability on capital gains can be vital to your overall return. By holding this Portfolio for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20%).

Generally, dividends and any gains will be subject to tax each year, whether or not reinvested. However, on rollovers to future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs

You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last ten months of the Portfolio.

                                       As a % of Public         Amount Per
                                        Offering Price         1,000 Units

Initial Sales Charge                        1.00%                 $10.00

Deferred Sales Charge                       1.75%                 $17.50
                                            ----                  ------
Maximum Sales Charge                        2.75%                 $27.50

Estimated Annual Expenses
(as a % of net assets)                      0.211%                $2.09

Estimated Organization Costs                                      $2.74

If you sell your units before the termination date, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

                                                  Total Sales Charge
Amount                                                 as a % of
Purchased                                       Public Offering Price

Less than $50,000                                       2.75%
$50,000 to $99,999                                      2.50%
$100,000 to $249,999                                    2.00%
$250,000 to $999,999                                    1.75%
$1,000,000 or more                                      1.00%

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

11571BR-12/99

[RECYCLED LOGO] Printed on Recycled Paper

(C)1999 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC. Defined Asset Funds is a registered service mark of Merrill Lynch & Co., Inc.